Pension and Other Post-Retirement Benefits (Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	$ 1,330	$ 1,731
Cash and cash equivalents	97	18
Debt securities	841	1,020
Other	263	386
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	115	279
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	14	28
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	101	33
Cash and cash equivalents	93	11
Debt securities	0	0
Other	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	8	22
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	0	0
Other (Level 2 & 3) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	1,229	1,698
Cash and cash equivalents	4	7
Debt securities	841	1,020
Other	263	386
Other (Level 2 & 3) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	107	257
Other (Level 2 & 3) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 14	$ 28